Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restricted Cash
Restricted Cash

6. Restricted Cash

In May 2023, the Company entered into a lease agreement with 400 Atlantic Joint Venture LLC and SLJ Atlantic Stamford LLC (tenants-in-common), or the Landlord, for the lease of 26,374 square feet of office space located at 400 Atlantic Street, Stamford, Connecticut 06901 for its new principal executive offices, or the New Lease. The Company is required to maintain a stand-by letter of credit as a security deposit under the New Lease for its office space in Stamford, Connecticut (refer to Note 17, Commitments and Contingencies: Leases). The fair value of the letter of credit approximates its contract value. The Company’s bank requires the Company to maintain a restricted cash balance to serve as collateral for the letter of credit issued to the landlords by the bank. As of September 30, 2024, the restricted cash balance for the New Lease was invested in a commercial money market account.

On September 26, 2024, the Company entered into a Consent to Lease Assignment and Amendment to Lease with the Landlord and an Assignment and Assumption of Lease Agreement with a third party, or the Assignment Agreements, in which the New Lease, leasehold improvements, and other property and equipment from the corporate office space were transferred to a third party on November 1, 2024 (refer to Note 17, Commitments and Contingencies: Assignment of New Lease). As of September 30, 2024, the Company had $1,500 of restricted cash related to the New Lease in current assets. In accordance with the Assignment Agreements, the $1,500 of restricted cash became unrestricted in October 2024. As of December 31, 2023, the Company had $408 of restricted cash related to its previous lease (which was terminated in December 2023 and became unrestricted in January 2024) in current assets and $1,500 of restricted cash related to the New Lease in long-term assets.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows.

	September 30, 2024	December 31, 2023
Cash and cash equivalents	$37,061	$51,775
Restricted cash, current assets	1,500	408
Restricted cash, long-term assets	—	1,500
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$38,561	$53,683

8. Restricted Cash

In May 2023, the Company entered into the New Lease with 400 Atlantic Joint Venture LLC and SLJ Atlantic Stamford LLC (tenants-in-common), or the Landlord, for the lease of 26,374 square feet of office space located at 400 Atlantic Street, Stamford, Connecticut 06901 for its new principal offices. The Company is required to maintain a stand-by letter of credit as a security deposit under the New Lease for its office space in Stamford, Connecticut (refer to Note 19, Commitments and Contingencies: Leases). The fair value of the letter of credit approximates its contract value. The Company’s bank requires the Company to maintain a restricted cash balance to serve as collateral for the letters of credit issued to the landlord by the bank for the New Lease and the previous Stamford Lease. As of December 31, 2023, the restricted cash balance for the New Lease and the Stamford Lease was invested in a commercial money market account.

As of December 31, 2023, the Company had $408 of restricted cash related to the Stamford Lease (which was terminated in December 2023 but not yet released) that became unrestricted in January 2024 and $1,500 of restricted cash related to the New Lease in long-term assets. After the first and second anniversaries of the rent commencement date, the face amount of the letter of credit relating to the New Lease can be reduced by $500 each period if the Company is not in default of its lease obligations. As of December 31, 2022, the Company had $408 of restricted cash related to the Stamford Lease in current assets.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows.

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$51,775	$63,741
Restricted cash, current assets	408	408
Restricted cash, long-term assets	1,500	—
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$53,683	$64,149